SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		03/31/08

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$38,378

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                              SECURITIES AND EXCHANGE COMMISSION FORM 13
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 03/31/08
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	388	5969	SH	X				5969
AT&T Inc	00206R102	423	11052	SH	X				11052
Abbott Labs Com	002824100	553	10023	SH	X				10023
Abraxas Pete Corp	003830106	180	54500	SH	X				54500
Advantage Energy Inc Fd	00762L101	38	3030	SH	X				3030
Alcoa Inc 	013817101	159	4400	SH	X				4400
Alliant Energy Corp	018802108	119	3388	SH	X				3388
Alliancebernstein Holding LP 	01881G106	63	1000	SH	X				1000
Allied Capital Corp 	01903Q108	4	235	SH	X				235
Allstate Corp	020002101	142	2959	SH	X				2959
Altria Group Inc	02209S103	288	3950	SH	X				3950
Ameren Corp Com	023608102	54	1223	SH	X				1223
American Elec Pwr Inc Com	025537101	49	1177	SH	X				1177
American Express Co Com	025816109	184	4200	SH	X				4200
American Greetings Corp	026375105	9	500	SH	X	 	 		500
Ameriprise Financial Inc	03706C106	19	360	SH	X				360
"Amgen, Inc"	031162100	84	2008	SH	X				2008
Anadarko Petroleum Corporation	032511107	68	1070	SH	X				1070
Anheuser Busch Cos Inc Com	035229103	258	5437	SH	X				5437
Anheuser Busch Cos Inc Com	035229103	5	100	SH		X	X		100
Apache Corp	037411105	198	1635	SH	X				1635
Applied Matls Inc Com	038222105	107	5487	SH	X				5487
Associated Banc Corp	045487105	28	1050	SH	X				1050
Atwood Oceanics Inc	050095108	673	7340	SH	X				7340
Automatic Data Processing Inc	053015103	163	3850	SH	X				3850
BP Amoco PLC ADR	055622104	591	9747	SH	X				9747
Bank of America Corp 	060505104	345	9087	SH	X				9087
Bank of New York Mellon Corp 	064058100	176	4212	SH	X				4212
Baxter International Inc	071813109	69	1200	SH	X				1200
Bed Bath & Beyond Inc	075896100	88	2990	SH	X				2990
Bemis Co	081437105	25	964	SH	X				964
Berkshire Hathaway Inc Del Cl B	084670207	443	99	SH	X				99
Best Buy Inc	086516101	174	4186	SH	X				4186
Blackrock Preferred Opportunity Trust	09249V103	190	11510	SH	X				11510
Blackrock Preferred Opportunity Trust	09249V103	20	1200	SH		X	X		1200
Blackrock Dividend Achievers	09250N107	119	10402	SH	X				10402
Boeing Co	097023105	45	600	SH	X				600
Buckeye Partners L P 	118230101	69	1500	SH	X				1500
Burlington Northern Santa Fe	12189T104	209	2268	SH	X				2268
Cas Medical Systems Inc	124769209	4	1000	SH	X				1000
CBS Corp 	124857202	7	325	SH	X				325
CVS Corp	126650100	337	8328	SH	X				8328
Cedar Fair LP Depositary Unit	150185106	109	4667	SH	X				4667
CEMEX SAB de CV	151290889	107	4098	SH	X				4098
Chesapeake Energy Corp	165167107	46	1000	SH	X				1000
Chevron	166764100	1663	19486	SH	X				19486
Chevron	166764100	33	383	SH		X	X		383
Cincinnati Financial Corp	172062101	7	171	SH	X				171
Cisco Systems Inc	17275R102	386	16003	SH	X				16003
Cintas Corp	172908105	4	152	SH	X				152
Citigroup Inc	172967101	283	13202	SH	X				13202
Citizens Communications Co	17453B101	42	4000	SH	X				4000
Coca-Cola Company	191216100	9	144	SH	X				144
Cohen & Steers REIT & Util Income Fd	19247Y108	48	2800	SH	X				2800
Colgate Palmolive Co	194162103	187	2402	SH	X				2402
Comcast Corp 	20030N101	5	237	SH	X				237
Conagra Inc 	205887102	17	700	SH	X				700
Conocophillips	20825C104	676	8873	SH	X				8873
Consolidated Edison Inc 	209115104	52	1300	SH	X				1300
Constellation Energy Group I	210371100	48	542	SH	X				542
Corning Inc	219350105	241	10033	SH	X	  	 		10033
DWS Global High Income Fd	23338W104	11	1355	SH	X				1355
Daktronics Inc	234264109	20	1081	SH	X				1081
Daktronics Inc	234264109	14	800	SH		X	X		800
Deere & Co	244199105	32	400	SH	X				400
Dell Inc Com	24702R101	7	368	SH	X				368
Developers Diversified Realty Corp	251591103	8	190	SH	X				190
Diamonds Trust Series I	252787106	86	705	SH	X				705
Walt Disney Productions	254687106	110	3500	SH	X				3500
Walt Disney Productions	254687106	7	223	SH		X	X		223
Dominion Res Inc VA New Com	25746U109	44	1080	SH	X				1080
Domtar Corp	257559104	5	747	SH	X				747
Donnelley R R & Sons Co	257867101	24	800	SH	X				800
Dow Chemical  Co	260543103	858	23278	SH	X				23278
Dreyfus Municipal Income Inc	26201R102	40	4644	SH	X				4644
Du Pont E I De Nemours & Co 	263534109	61	1306	SH	X				1306
Duke Energy Corporation 	26441C105	36	2028	SH	X				2028
EMC Corp Massachasetts	268648102	222	15475	SH	X				15475
Edwards Lifesciences Corp 	28176E108	4	100	SH	X				100
Emerson Electric Co 	291011104	465	9040	SH	X				9040
Emerson Electric Co 	291011104	21	400	SH		X	X		400
Enbridge Inc	29250N105	58	1400	SH	X				1400
Enterprise Products Partners LP	293792107	71	2400	SH	X				2400
Equifax Inc 	294429105	53	1540	SH	X				1540
Exelon Corp Com	30161N101	30	370	SH	 	X	X		370
Exxon Mobil Corp 	30231G102	2373	28061	SH	X				28061
FPL Group Inc	302571104	159	2525	SH	X				2525
General Dynamics Corp	369550108	156	1865	SH	X				1865
General Electric Co 	369604103	1303	35198	SH	X				35198
General Electric Co 	369604103	166	4500	SH		X	X		4500
General Growth Pptys Inc	370021107	120	3147	SH	X				3147
General Motors Corp 	370442105	3	160	SH	X				160
Glaxosmithkline PLC-ADR	37733W105	8	200	SH	X				200
Glaxosmithkline PLC-ADR	37733W105	11	250	SH	 	X	X		250
Great Plains Energy Inc Com	391164100	76	3100	SH	X				3100
Halliburton Co 	406216101	353	8984	SH	X				8984
John Hancock Patriot Prem Div Fund II	41013T105	19	2077	SH	X				2077
John Hancock Preferred Income Fund	41013W108	115	6100	SH	X				6100
Harley Davidson Inc	412822108	31	825	SH	X				825
Hartford Financial Services Group Inc 	416515104	338	4464	SH	X				4464
Hewlett-Packard Inc 	428236103	18	400	SH	X				400
Home Depot Inc	437076102	215	7666	SH	X				7666
Honda Motor Co Limited	438128308	27	940	SH	X				940
Hormel Foods Corporation	440452100	62	1500	SH		X	X		1500
Hospira Inc	441060100	15	356	SH	X				356
Hospitality Pptys Tr Com	44106M102	41	1200	SH	X				1200
ITT Industries Inc	450911102	115	2228	SH	X				2228
Illinois Tool Works Inc	452308109	90	1875	SH	X				1875
Imation Corp	45245A107	2	100	SH	X				100
Intel Corp	458140100	203	9600	SH	X				9600
Integrys Energy Group Inc	45822P105	66	1425	SH	X				1425
International Business Machines 	459200101	524	4554	SH	X				4554
International Business Machines 	459200101	23	200	SH		X	X		200
IShares DJ Select Dividend	464287168	99	1709	SH	X				1709
IShares Tr US Tips Bd Fd	464287176	9	85	SH	X				85
IShares MSCI Emerging Markets	464287234	52	388	SH	X				388
IShares Natural Resources	464287374	129	1009	SH	X				1009
Ishares S&P 500/barra Value Index Fund	464287408	579	8366	SH	X				8366
IShares Msci Eafe Index Fund	464287465	13	183	SH	X				183
IShares Russell Midcap Value Exchange-Traded Fund	464287473	76	590	SH	X				590
IShares Russell MidCap Growth	464287481	99	978	SH	X				978
IShares Russell MidCap Index	464287499	338	3619	SH	X				3619
IShares Russell MidCap Index	464287499	18	191	SH		X	X		191
IShares Cohen & Steers Rlty	464287564	71	889	SH	X				889
IShares Russell 1000 Value	464287598	43	589	SH	X				589
IShares Russell 1000 Value	464287598	19	258	SH	 	X	X		258
IShares Russell 1000 Growth Index Fund	464287614	1883	34983	SH	X				34983
IShares Russell 1000 Growth Index Fund	464287614	118	1782	SH		X	X		1782
IShares Russell 2000 Value	464287630	7	110	SH	X				110
I Shares S&P Small Cap 600	464287804	264	4404	SH	X				4404
I Shares S&P Small Cap 600	464287804	15	250	SH		X	X		250
IShares Dow Jones Oil and Gas Exploration & Production Index Fund	464288851	31	445	SH	X				445
IShares S&P GSCI Commodity I	46428R107	51	883	SH	X				883
J P Morgan Chase & Co Com	46625H100	154	3579	SH	X				3579
Johnson & Johnson 	478160104	376	5794	SH	X				5794
Kellogg Co 	487836108	63	1200	SH	X				1200
Keycorp 	493267108	13	600	SH	X				600
Kimberly-Clark Corp	494368103	181	2799	SH	X				2799
Kinder Morgan Energy Partners L P Ut Ltd Pt Int	494550106	122	2233	SH	X				2233
Koninklijke Philips Electrs NY Reg Sh New	500472303	106	2766	SH	X				2766
Kraft Foods Inc	50075N104	2	69	SH	X				69
Eli Lilly & Co 	532457108	5	88	SH	X				88
Lockheed Martin Corp	539830109	24	240	SH	X				240
Lowes Companies Inc	548661107	3	148	SH	X				148
MDU Res Group Inc 	552690109	25	1012	SH	X				1012
Marathon Oil Corp	565849106	9	200	SH	X				200
Marshall & Ilsley Corp	571837103	4	156	SH	X				156
Mattel Inc	577081102	94	4720	SH	X				4720
McDonalds Corp 	580135101	152	2725	SH	X				2725
Medco Health Solutions Inc Com	58405U102	1	24	SH	X				24
Medco Health Solutions Inc Com	58405U102	15	336	SH		X	X				336
Medtronic Inc 	585055106	244	5038	SH	X				5038
Mentor Corporation (MN)	587188103	103	4000	SH	X				4000
Merck & Co Inc	589331107	11	300	SH	X				300
Metavante Technologies Inc	591407101	1	52	SH	X				52
Microsoft Corp 	594918104	325	11469	SH	X				11469
Microchip Technology Inc	595017104	36	1100	SH	X				1100
Midcap SPDR Trust Series 1	595635103	634	4490	SH	X				4490
Midcap SPDR Trust Series 1	595635103	204	1445	SH		X	X		1445
MoneyGram International Inc	60935Y109	2	1208	SH	X				1208
Motorola Inc 	620076109	100	10749	SH	X				10749
National City Corp	635405103	31	3153	SH	X				3153
National Fuel Gas Company	636180101	277	5875	SH	X				5875
Nike	654106103	68	1000	SH	X				1000
Nokia Corp Sponsored ADR	654902204	54	1700	SH	X				1700
Nuveen Performance Plus Municipal Fund #3043	67062P108	27	2000	SH	X				2000
Nuveen California Tax-Free Income Portfolio	67063R103	14	1000	SH	X				1000
Nuveen Select Tax Free Income III	67063X100	36	2600	SH	X				2600
Nuveen Quality Income Municipal Fund	670977107	101	7500	SH	X				7500
Oracle Corp	68389X105	127	6500	SH	X				6500
Otter Tail Power Co  	689648103	71	2000	SH	X				2000
PNC Financial Services Group Inc	693475105	7	100	SH	X				100
PPG Industries Inc	693506107	5	79	SH	X				79
PPG Industries Inc	693506107	192	3175	SH	 	X	X		3175
Peabody Energy Corp	704549104	31	600	SH	X				600
Pengrowth Energy Trust	706902509	38	2000	SH	X				2000
Pepsico Inc	713448108	830	11493	SH	X				11493
Pepsico Inc	713448108	14	200	SH		X	X		200
Pfizer Inc 	717081103	171	8169	SH 	X				8169
Pfizer Inc 	717081103	13	600	SH		X	X				600
Plum Creek Timber Company Inc 	729251108	12	300	SH	X				300
Powershares QQQ Trust	73935A104	27	620	SH	X				620
Principal Finl Group Inc Com	74251V102	32	577	SH	X				577
Procter & Gamble Co	742718109	1336	19067	SH	X				19067
Procter & Gamble Co	742718109	294	4195	SH		X	X		4195
Provident Energy Trust	74386K104	32	3000	SH	X				3000
Qualcomm Inc 	747525103	485	11829	SH	X				11829
Raven Industries Inc	754212108	477	15740	SH	X				15740
Raven Industries Inc	754212108	67	2215	SH		X	X		2215
Royal Dutch Shell ADR 	780259107	15	225	SH	X				225
Royal Dutch Shell PLC ADR	780259206	131	1900	SH	X				1900
Rydex Russell Top 50 ETF	78355W205	154	1562	SH	X				1562
SEI Investments Co 	784117103	179	7254	SH	X				7254
SLM Corp	78442P106	2	100	SH	 	X	X		 		100
Standard & Poors Dep Rec Amex Index	78462F103	399	3020	SH	X				3020
Standard & Poors Dep Rec Amex Index	78462F103	194	1470	SH		X	X		1470
Schering Plough Corp	806605101	6	400	SH	X				400
Schlumberger Ltd 	806857108	112	1290	SH	X				1290
Materials SPDR Trust	81369Y100	25	615	SH	X				615
Siemens AG Spons ADR	826197501	65	600	SH	X				600
Simon Property Group Inc	828806109	38	411	SH	X				411
A O Smith Corp	831865209	86	2630	SH	X				2630
Southern Co 	842587107	259	7278	SH	X				7278
Spain Fund Inc	846330108	24	2000	SH	X				2000
Sprint Corp	852061100	16	2400	SH	X				2400
StreetTracks Gold Tr	863307104	34	375	SH	X				375
Suntrust Banks Inc	867914103	15	268	SH	X				268
TCF Financial Corp	872275102	186	10400	SH	X				10400
Teppco Partners LP	872384102	41	1200	SH	X				1200
Target Corp 	87612E106	20	400	SH	X				400
Teva Pharmaceutical Inds Ltd Adr	881624209	139	3000	SH	X				3000
Textron Inc 	883203101	12	210	SH	X				210
3M Co	88579Y101	245	3090	SH	X				3090
Tim Hortons Inc	88706M103	37	1083	SH	X				1083
Toll Brothers Inc	889478103	77	3300	SH	X				3300
UGI Corp New 	902681105	75	3000	SH	X				3000
US Bancorp	902973304	119	3667	SH	X				3667
Union Pacific Corp	907818108	281	2240	SH	X				2240
United Parcel Service Inc Cl B	911312106	37	500	SH	X				500
United Technologies Corp 	913017109	371	5386	SH	X				5386
VanKampen Trust Investment Grade Municipal	920929106	47	3452	SH	X				3452
Vanguard Emerging Markets VIPERS ETF	922042858	22	230	SH		X	X		216		14
Vectren Corp 	92240G101	150	5600	SH 	X				5600
Vanguard Reit Viper ETR	922908553	17	270	SH	X				270
Vanguard Small-Cap Vipers	922908751	43	700	SH		X	X		700
Vanguard Total Stock Market Vipers	922908769	195	1491	SH	X				1491
Verizon Communications Com	92343V104	361	9910	SH	X				9910
Viacom Inc Cl B 	92553P201	13	325	SH	X				325
Vodafone Group Plc Adr 	92857W209	26	881	SH	X				881
Wal Mart Stores Inc	931142103	97	1835	SH	X				1835
Walgreen Co 	931422109	67	1756	SH	X				1756
Washington Mutual Inc 	939322103	25	2408	SH	X				2408
Wellpoint Inc	94973V107	69	1565	SH	X				1565
Wells Fargo & Co	949746101	1143	39279	SH	X				39279
Wells Fargo & Co	949746101	138	4732	SH	 	X	X		4732
Wendy's International	950590109	18	800	SH	X				800
Weyerhaeuser Co 	962166104	24	370	SH	X				370
Williams Companies Inc	969457100	16	500	SH	X				500
Wyeth 	983024100	29	690	SH	X				690
Wyndham Worldwide Corp	98310W108	11	510	SH	X				510
Xcel Energy Inc Com	98389B100	380	19055	SH	X				19055
Yum Brands Inc	988498101	13	352	SH	X				352
Daimler Ag	D1668R123	21	249	SH	X				249
Garmin Corporation	G37260109	91	1690	SH	X				1690
Ingersoll-Rand Company Ltd Cl A	G4776G101	89	2000	SH 	X				2000
Transocean Inc	G90073100	38	279	SH	X				279
		38378